UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/09

The following N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund Dreyfus Equity Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Emerging Markets Debt Local Currency Fund

SEMIANNUAL REPORT November 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2009, through November 30, 2009.

Evidence has continued to accumulate that the global recession is over and sustained economic recoveries have begun in the United States and worldwide. Central bank liquidity actions, accommodative monetary policies and economic stimulus programs in many different countries succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion.As 2009 draws to a close, economic policy remains stimulative in nearly every country in the world, and we expect these simultaneous stimuli to support a sustained-but-moderate global expansion in 2010.

The recovering economies have so far had a salutary impact on most world fixed income markets. Risk premiums have subsided, and yield differences have steepened along the market’s maturity range. However, for much of the past year, lower-quality securities have led the markets’ advance as investors sought bargains in the wake of economic and market turbulence, and U.S. government securities have lagged. Only recently have we seen evidence that investors are focusing more intently on longer term fundamentals, suggesting to us that market leadership in 2010 may shift.As always, your financial advisor can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through November 30, 2009, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers.

Fund and Market Performance Overview

For the six-month period ended November 30, 2009, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of 12.60%, Class C shares returned 12.12% and Class I shares returned 12.74%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index—Emerging Markets Diversified (the “Index”), produced a 13.45% total return for the same period.2

Financial assets throughout the world rallied during the reporting period as credit markets and economic conditions stabilized in the wake of a global recession and banking crisis. The emerging markets rebounded particularly sharply in anticipation of more robust economic growth, attracting investment capital and increasing the value of its currencies relative to the U.S. dollar. The fund produced modestly lower returns than its benchmark, primarily due to its cash position and transaction costs as we put new assets to work.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations. We also consider technical market factors and the global risk environment.We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.We select the fund’s country and currency allocations based on our evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and other specific factors. In general, we seek to invest in countries that have strong balance-of-payments outlooks and monetary policies designed to control local inflation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Currency Values Rallied in Response to Regional Growth

After suffering during a worldwide financial crisis and recession, market sentiment already had begun to improve by the start of the reporting period. Low interest rates, economic stimulus programs and other remedial measures adopted by international monetary and government authorities gained traction, supporting sustained rallies in global financial markets.A few emerging markets fell more sharply than average in the downturn, but they bounced back more robustly in the rally. Indeed, some emerging markets avoided full-blown recessions during the downturn, and several developing nations’ banking systems were relatively unscathed by the credit crisis. In contrast, many developed markets, including the United States, were severely punished by the downturn, and their subsequent economic recoveries have so far proved relatively mild.

Investors grew more tolerant of risks as the global economy recovered, and investment capital began to flow out of traditional safe havens into faster-growing markets. These capital flows helped support currency values in the emerging markets relative to a weakening U.S. dollar.

Emphasis on Currencies Bolstered Fund Performance

In this generally constructive market environment, we closely focused on investments in emerging markets’ currencies in addition to currency-denominated debt securities. This strategy enabled the fund to participate more fully in currency appreciation and helped shelter the fund from the adverse effects of potentially higher short-term interest rates and inflationary pressures in fast-growing economies.We generally favored currencies of developing nations with fundamentally sound economies and healthy banking systems. For example, Brazil has made substantial progress toward reforming its banking system and was unharmed by the global credit crisis, yet local interest rates remained relatively high compared to global averages. Similarly, Turkey has adopted significant economic reforms and maintained some of the emerging markets’ higher interest rates, helping to attract investment capital and support its currency. Currency and local currency-denominated debt positions in Indonesia, which is not represented in the fund’s benchmark, contributed positively to the fund’s performance due to a strong local economy, sound fiscal policies and subdued inflation. An investment in inflation-adjusted bonds in Uruguay also fared well.

Disappointments during the reporting period included an underweight position and poor security selections in Chile’s bond market.

An underweight position in Malaysia’s bond market also detracted from the fund’s relative performance.

Finding Opportunities in Growing Emerging Markets

We are optimistic regarding the prospects for currencies and, to a lesser extent, local currency-denominated debt securities in the emerging markets. Unlike some of the more developed parts of the world, domestic consumption in many developing nations has continued to grow, supporting economic expansion. As emerging economies continue to grow, we expect short-term interest rates to climb in an attempt to forestall an acceleration of inflation, developments that we believe are likely to attract more investment capital and support currency values. Consequently, we have maintained the fund’s emphasis on currencies in addition to currency-denominated debt securities. Specifically, we have found attractive opportunities in the currencies of Argentina, Mexico, Russia and Poland, but fewer in the currencies of Chile, Hungary and South Africa. In some countries, we find local interest-rates are attractive and invest accordingly, otherwise we prefer to express our views through exposure to local currencies.

December 15, 2009

Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program.
The fund may use derivative instruments, such as interest-rate swaps and forward contracts.A small investment in derivatives could have a potentially large impact on the fund’s performance.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 1,
2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Source: Factset — The JPMorgan Government Bond Index—Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-
rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.14	$ 11.11	$ 5.81
Ending value (after expenses)	$1,126.00	$1,121.20	$1,127.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.78	$ 10.56	$ 5.52
Ending value (after expenses)	$1,018.35	$1,014.59	$1,019.60

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.09% for Class C and 1.09% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2009 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—66.8%		Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000	[a,b]	173,110
Brazil Notas do
Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/11	151,000	[a]	1,610,216
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	71,000	[a]	407,926
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/14	154,000	[a]	840,430
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	633,000	[a]	3,246,765
Egypt Treasury,
Bills, Ser. 182	EGP	0.00	5/25/10	3,250,000	[a,c]	566,243
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	351,670,000	[a]	1,779,651
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	252,030,000	[a]	1,316,807
Hungary Government,
Bonds, Ser. 12/B	HUF	7.25	6/12/12	77,000,000	[a]	424,738
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	269,850,000	[a]	1,516,540
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	1,780,000,000	[a]	204,268
Indonesia Government,
Bonds, Ser. FR36	IDR	11.50	9/15/19	3,800,000,000	[a,d]	436,077
Malaysian Government,
Bonds, Ser. 0409	MYR	3.74	2/27/15	485,000	[a]	142,812
Malaysian Government,
Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000	[a]	541,555

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental
(continued)
Malaysian Government,
Bonds, Ser. 0902	MYR	4.38	11/29/19	6,390,000	[a]	1,901,398
Malaysian Government,
Bonds, Ser. 2/04	MYR	5.09	4/30/14	1,205,000	[a]	377,231
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	5,040,000	[a]	390,221
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	14,530,000	[a]	1,194,424
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	6/20/13	3,370,000	[a]	278,343
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	8,585,000	[a]	765,671
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	3,475,000	[a]	314,010
Peru Government,
Bonds	PEN	6.90	8/12/37	1,470,000	[a]	564,835
Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	6,510,000	[a]	2,774,941
Poland Government,
Bonds, Ser. 0412	PLN	4.75	4/25/12	2,165,000	[a]	777,071
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	2,335,000	[a]	801,302
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	3,170,000	[a]	1,100,565
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	810,000	[a]	298,302
Republic of Colombia,
Unsub. Bonds	COP	9.85	6/28/27	997,000,000	[a]	595,406
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	1,585,000,000	[a]	993,227
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	32,000,000	[a,e]	1,187,983

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental
(continued)
South Africa Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	3,150,000	[a]	371,598
South Africa Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000	[a]	2,985,640
South Africa Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	6,640,000	[a]	859,082
South Africa Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000	[a]	61,432
South Africa Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	8,925,000	[a]	1,343,993
South Africa Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	3,255,000	[a]	540,097
Thailand Government,
Bonds	THB	3.88	6/13/19	80,380,000	[a]	2,334,671
Thailand Government,
Bonds	THB	5.13	3/13/18	16,330,000	[a]	524,021
Turkey Government,
Bonds	TRY	0.00	4/14/10	175,000	[a,c]	111,322
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	2,350,000	[a]	2,116,763
Turkey Government,
Bonds	TRY	11.00	8/6/14	1,280,000	[a]	869,891
Turkey Government,
Bonds	TRY	14.00	1/19/11	2,985,000	[a]	2,074,713
Turkey Government,
Bonds	TRY	14.00	9/26/12	460,000	[a]	334,411
Turkey Government,
Bonds	TRY	16.00	8/28/13	800,000	[a]	625,614
Uruguay Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	2,454,545	[a]	155,038
Total Bonds and Notes
(cost $40,955,613)						42,830,354

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—34.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,414,000)	22,414,000 [f]	22,414,000

Total Investments (cost $63,369,613)	101.7%	65,244,354
Liabilities, Less Cash and Receivables	(1.7%)	(1,118,533)
Net Assets	100.0%	64,125,821

a

Principal amount stated in U.S. Dollars unless otherwise noted. BRL—Brazilian Real COP—Colombian Peso EGP—Egyptian Pound HUF—Hungarian Forint IDR—Indonesian Rupiah MXN—Mexican New Peso MYR—Malaysian Ringgit PEN—Peruvian New Sol PLN—Polish Zloty RUB—Russian Ruble THB—Thai Bhat TRY—Turkish Lira UYU—Uruguayan New Peso ZAR—South African Rand

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2009, these securities had a total market value of $173,110 or 0.3% of net assets.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Purchased on a delayed delivery basis.
e	Variable rate security—interest rate subject to periodic change.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Foreign/		Money Market Investment	34.9
Governmental	66.8		101.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		40,955,613	42,830,354
Affiliated issuers		22,414,000	22,414,000
Cash denominated in foreign currencies		89,803	88,846
Receivable for shares of Beneficial Interest subscribed			1,359,575
Dividends and Interest receivable			1,001,432
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			255,735
Receivable for investment securities sold			6,137
Prepaid expenses			20,074
			67,976,153
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			52,124
Cash overdraft due to Custodian			19,026
Payable for investment securities purchased			3,580,946
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			169,696
Payable for shares of Beneficial Interest redeemed			11,926
Accrued expenses			16,614
			3,850,332
Net Assets ($)			64,125,821
Composition of Net Assets ($):
Paid-in capital			62,642,361
Accumulated distributions in excess of investment income—net			(1,127,738)
Accumulated net realized gain (loss) on investments			621,958
Accumulated net unrealized appreciation (depreciation) on investments,
foreign currency transactions and swap transactions			1,989,240
Net Assets ($)			64,125,821

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	22,354,567	1,233,146	40,538,108
Shares Outstanding	1,661,327	92,138	3,007,500
Net Asset Value Per Share ($)	13.46	13.38	13.48

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	792,151
Dividends;
Affiliated issuers	3,159
Total Income	795,310
Expenses:
Management fee—Note 3(a)	96,262
Custodian fees—Note 3(d)	46,252
Shareholder servicing costs—Note 3(d)	26,553
Registration fees	17,659
Auditing fees	13,328
Distribution fees—Note 3(c)	4,147
Prospectus and shareholders’ reports	3,442
Legal fees	1,391
Trustees’ fees and expenses—Note 3(b)	1,006
Loan commitment fees—Note 2	26
Miscellaneous	8,897
Total Expenses	218,963
Less—reduction in management fee due to undertaking—Note 3(a)	(49,464)
Less—reduction in fees due to earnings credits—Note 1(c)	(38)
Net Expenses	169,461
Investment Income—Net	625,849
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	191,543
Net realized gain (loss) on swap transactions	85,635
Net realized gain (loss) on forward foreign currency exchange contracts	56,416
Net Realized Gain (Loss)	333,594
Net unrealized appreciation (depreciation) on investments and foreign curency transactions [including ($93,563) net (depreciation)
on swap transactions and $101,672 net unrealized appreciation on
forward foreign currency exchange contracts]	1,436,455
Net Realized and Unrealized Gain (Loss) on Investments	1,770,049
Net Increase in Net Assets Resulting from Operations	2,395,898

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Operations ($):
Investment income—net	625,849	713,034
Net realized gain (loss) on investments	333,594	(1,488,786)
Net unrealized appreciation
(depreciation) on investments	1,436,455	552,785
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,395,898	(222,967)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(243,571)	(361,202)
Class C Shares	(12,675)	(18,040)
Class I Shares	(41,809)	(20,744)
Total Dividends	(298,055)	(399,986)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,971,378	18,029,888
Class C Shares	156,836	1,000,000
Class I Shares	39,598,685	1,000,000
Dividends reinvested:
Class A Shares	8,851	50
Class C Shares	791	—
Class I Shares	624	—
Cost of shares redeemed:
Class A Shares	(111,058)	(2,450)
Class C Shares	(2,000)	—
Class I Shares	(664)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	42,623,443	20,027,488
Total Increase (Decrease) in Net Assets	44,721,286	19,404,535
Net Assets ($):
Beginning of Period	19,404,535	—
End of Period	64,125,821	19,404,535
Distributions in excess of
investment income—net	(1,127,738)	(1,455,532)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Capital Share Transactions:
Class A
Shares sold	226,680	1,442,509
Shares issued for dividends reinvested	709	4
Shares redeemed	(8,360)	(215)
Net Increase (Decrease) in Shares Outstanding	219,029	1,442,298
Class C
Shares sold	12,224	80,000
Shares issued for dividends reinvested	63	—
Shares redeemed	(149)	—
Net Increase (Decrease) in Shares Outstanding	12,138	80,000
Class I
Shares sold	2,927,502	80,000
Shares issued for dividends reinvested	50	—
Shares redeemed	(52)	—
Net Increase (Decrease) in Shares Outstanding	2,927,500	80,000

a From September 12, 2008 (commencement of operations) to May 31, 2009.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2009	Year Ended
Class A Shares	(Unaudited)	May 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.11	12.50
Investment Operations:
Investment income—net[b]	.32	.45
Net realized and unrealized gain (loss) on investments	1.19	(.59)
Total from Investment Operations	1.51	(.14)
Distributions:
Dividends from investment income—net	(.16)	(.25)
Net asset value, end of period	13.46	12.11
Total Return (%)[c,d]	12.60	(.95)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.78	3.08
Ratio of net expenses to average net assets[e]	1.35	1.35
Ratio of net investment income to average net assets[e]	5.00	5.67
Portfolio Turnover Rate[d]	9.49	108.46
Net Assets, end of period ($ x 1,000)	22,355	17,469

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2009	Year Ended
Class C Shares	(Unaudited)	May 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.07	12.50
Investment Operations:
Investment income—net[b]	.27	.39
Net realized and unrealized gain (loss) on investments	1.18	(.59)
Total from Investment Operations	1.45	(.20)
Distributions:
Dividends from investment income—net	(.14)	(.23)
Net asset value, end of period	13.38	12.07
Total Return (%)[c,d]	12.12	(1.49)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.53	3.84
Ratio of net expenses to average net assets[e]	2.10	2.10
Ratio of net investment income to average net assets[e]	4.25	4.92
Portfolio Turnover Rate[d]	9.49	108.46
Net Assets, end of period ($ x 1,000)	1,233	966

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2009	Year Ended
Class I Shares	(Unaudited)	May 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.12	12.50
Investment Operations:
Investment income—net[b]	.18	.47
Net realized and unrealized gain (loss) on investments	1.35	(.59)
Total from Investment Operations	1.53	(.12)
Distributions:
Dividends from investment income—net	(.17)	(.26)
Net asset value, end of period	13.48	12.12
Total Return (%)[c]	12.74	(.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.32	2.84
Ratio of net expenses to average net assets[d]	1.10	1.10
Ratio of net investment income to average net assets[d]	4.54	5.92
Portfolio Turnover Rate[c]	9.49	108.46
Net Assets, end of period ($ x 1,000)	40,538	970

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering six series, including the fund.The fund’s investment objective seeks to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class I shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees, the allocation of certain transfer agency costs and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,440,000 Class A, 80,000 Class C shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pric-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	—	42,830,354	—	42,830,354
Mutual Funds	22,414,000	—	—	22,414,000
Other Financial
Instruments†	—	255,735	—	255,735
Liabilities ($)
Other Financial
Instruments†	—	(169,696)	—	(169,696)

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to continue to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2009 was as follows: ordinary income $399,986.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009,the $145 million unsecured credit facility with Citibank,N.A.,was increased to $215 million and effective December 10, 2009, was further increased to $225 million.The fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement between the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed until October 1, 2010, to waive receipt of its fees and/or assume certain expenses of the fund, so the expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses, do not exceed an annual rate of 1.10% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $49,464 during the period ended November 30, 2009.

(b) Prior to January1, 2010, each Board member received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal

Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group Open-end Funds will pay each Board member who is not an “interested person” of the Trust (as defined in the 1940 Act) $60,000 per annum, plus $7,000 per joint Board Group Open-end Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-end Funds also reimburse each Board member who is not an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting, and, effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-end Funds and Dreyfus High Yield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended November 30, 2009, the Distributor retained $63 from commissions earned on sales of the fund’s Class A shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets. During the period ended November 30, 2009, Class C shares were charged $4,147 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2009, Class A and Class C shares were charged $24,394 and $1,382, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $321 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $38 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2009, the fund was charged $46,252 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $25,153, Rule 12b-1 distribution plan fees $757, shareholder services plan fees $4,765, custodian fees $18,220, chief compliance officer fees $4,454 and transfer agency per account fees $320,which are offset against an expense reimbursement currently in effect in the amount of $1,545.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and swap transactions during the period ended November 30, 2009, amounted to $28,477,669 and $2,082,678, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2009 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	255,735	Foreign exchange risk[2]	(169,696)
Gross fair value of
derivatives contracts	255,735		(169,696)

Statement of Assets and Liabilities location:
1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments on the Statement of Operations during the period ended November 30, 2009 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Forward
Underlying risk	Contracts[3]	Swaps[4]	Total
Interest rate	—	85,635	85,635
Foreign exchange	56,416	—	56,416
Total	56,416	85,635	142,051

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[5]
	Forward
Underlying risk	Contracts	Swaps	Total
Interest rate	—	(93,563)	(93,563)
Foreign exchange	101,672	—	101,672
Total	101,672	(93,563)	(8,109)

Statement of Operations location:
3	Net realized gain (loss) on forward foreign currency exchange contracts.
4	Net realized gain (loss) on swap transactions.
5	Net unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and swap transactions.

During the period ended November 30, 2009, the average market value of interest rate swap contracts was $485,879, which represented 1.90% of average net assets.The average market value of forward contracts was $12,029,363, which represented 47.0% of average net assets.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Argentine Peso,
Expiring 2/22/2010	465,000	112,048	119,899	7,851
Argentine Peso,
Expiring 2/22/2010	245,000	62,982	63,173	191
Argentine Peso,
Expiring 2/22/2010	615,000	159,223	158,576	(647)
Argentine Peso,
Expiring 2/22/2010	560,000	144,890	144,395	(495)
Argentine Peso,
Expiring 2/22/2010	480,000	117,719	123,767	6,048

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Argentine Peso,
Expiring 2/22/2010	375,000	96,774	96,693	(81)
Argentine Peso,
Expiring 2/22/2010	550,000	142,561	141,817	(744)
Brazilian Real,
Expiring 12/22/2009	385,000	220,937	218,297	(2,640)
Chilean Peso,
Expiring 12/22/2009	443,025,000	885,873	892,893	7,020
Chilean Peso,
Expiring 12/22/2009	77,935,000	158,970	157,074	(1,896)
Chilean Peso,
Expiring 12/22/2009	132,410,000	265,085	266,865	1,780
Chilean Peso,
Expiring 12/22/2009	136,055,000	271,974	274,211	2,237
Hungarian Forint,
Expiring 12/1/2009	28,605,767	157,330	156,520	(810)
Indian Rupee,
Expiring 12/22/2009	2,810,000	60,068	60,327	259
Malaysian Ringgit,
Expiring 12/22/2009	1,190,000	353,850	350,387	(3,463)
Malaysian Ringgit,
Expiring 12/22/2009	6,885,000	2,029,896	2,027,241	(2,655)
Malaysian Ringgit,
Expiring 12/22/2009	1,460,000	434,524	429,887	(4,637)
Malaysian Ringgit,
Expiring 12/1/2009	527,926	157,121	155,616	(1,505)
Malaysian Ringgit,
Expiring 12/22/2009	1,345,000	397,048	396,026	(1,022)
Malaysian Ringgit,
Expiring 12/22/2009	735,000	217,135	216,416	(719)
Malaysian Ringgit,
Expiring 12/22/2009	535,000	156,891	157,527	636
Mexican New Peso,
Expiring 12/22/2009	3,055,000	233,264	235,548	2,284
Mexican New Peso,
Expiring 12/22/2009	10,115,000	770,373	779,890	9,517
Mexican New Peso,
Expiring 12/22/2009	1,625,000	124,609	125,291	682
Mexican New Peso,
Expiring 12/22/2009	10,410,000	794,820	802,636	7,816
Mexican New Peso,
Expiring 12/22/2009	1,890,000	146,165	145,724	(441)
Mexican New Peso,
Expiring 12/1/2009	2,114,736	163,444	163,537	93

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Mexican New Peso,
Expiring 12/22/2009	5,170,000	396,141	398,619	2,478
Mexican New Peso,
Expiring 12/22/2009	10,140,000	776,952	781,818	4,866
Mexican New Peso,
Expiring 12/22/2009	780,000	59,742	60,140	398
Mexican New Peso,
Expiring 12/22/2009	2,855,000	217,383	220,127	2,744
Mexican New Peso,
Expiring 12/22/2009	1,995,000	154,835	153,819	(1,016)
Peruvian New Sol,
Expiring 12/22/2009	1,565,000	544,348	543,063	(1,285)
Peruvian New Sol,
Expiring 12/22/2009	1,105,000	385,353	383,441	(1,912)
Polish Zloty,
Expiring 12/1/2009	340,679	123,069	123,002	(67)
Polish Zloty,
Expiring 12/22/2009	870,000	317,344	313,608	(3,736)
Polish Zloty,
Expiring 12/22/2009	2,415,000	879,301	870,534	(8,767)
Polish Zloty,
Expiring 12/22/2009	1,180,000	425,824	425,354	(470)
Polish Zloty,
Expiring 12/22/2009	1,180,000	435,344	425,354	(9,990)
Polish Zloty,
Expiring 12/22/2009	400,000	145,338	144,187	(1,151)
Polish Zloty,
Expiring 12/22/2009	1,835,000	667,151	661,461	(5,690)
Polish Zloty,
Expiring 12/22/2009	725,000	263,972	261,340	(2,632)
Polish Zloty,
Expiring 12/22/2009	2,185,000	793,075	787,626	(5,449)
Russian Ruble,
Expiring 12/11/2009	1,830,000	58,419	62,490	4,071
Russian Ruble,
Expiring 12/11/2009	5,225,000	151,625	178,420	26,795
Russian Ruble,
Expiring 4/16/2010	10,350,000	276,147	345,593	69,446
Russian Ruble,
Expiring 4/16/2010	11,850,000	350,592	395,680	45,088
Russian Ruble,
Expiring 4/16/2010	6,615,000	218,389	220,879	2,490
Russian Ruble,
Expiring 8/12/2010	2,950,000	94,779	96,405	1,626

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Russian Ruble,
Expiring 11/16/2010	6,755,000	221,839	217,025	(4,814)
Russian Ruble,
Expiring 11/16/2010	17,500,000	576,037	562,241	(13,796)
Russian Ruble,
Expiring 11/16/2010	4,185,000	135,745	134,456	(1,289)
Russian Ruble,
Expiring 11/16/2010	4,460,000	145,371	143,291	(2,080)
Russian Ruble,
Expiring 11/16/2010	9,265,000	296,670	297,667	997
Russian Ruble,
Expiring 4/16/2010	680,000	20,136	22,706	2,570
Russian Ruble,
Expiring 4/16/2010	15,050,000	476,266	502,530	26,264
Russian Ruble,
Expiring 8/12/2010	2,000,000	55,991	65,359	9,368
Russian Ruble,
Expiring 11/16/2010	7,140,000	232,346	229,394	(2,952)
Russian Ruble,
Expiring 11/16/2010	13,500,000	444,371	433,728	(10,643)
Russian Ruble,
Expiring 11/16/2010	20,195,000	659,536	648,826	(10,710)
Russian Ruble,
Expiring 11/16/2010	4,325,000	141,897	138,954	(2,943)
Russian Ruble,
Expiring 11/16/2010	4,465,000	146,298	143,452	(2,846)
South African Rand,
Expiring 12/1/2009	1,901,190	256,973	256,744	(229)
South Korean Won,
Expiring 12/22/2009	154,190,000	133,498	132,535	(963)
South Korean Won,
Expiring 2/26/2010	655,280,000	562,472	562,353	(119)
South Korean Won,
Expiring 12/22/2009	222,320,000	192,402	191,096	(1,306)
South Korean Won,
Expiring 12/22/2009	184,725,000	158,972	158,781	(191)
South Korean Won,
Expiring 2/26/2010	214,530,000	185,740	184,107	(1,633)
Thai Bhat,
Expiring 12/1/2009	4,285,183	129,423	128,897	(526)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Thai Bhat,
Expiring 12/22/2009	4,840,000	145,520	145,568	48
Thai Bhat,
Expiring 12/22/2009	8,785,000	265,476	264,218	(1,258)
Thai Bhat,
Expiring 12/22/2009	37,295,000	1,120,677	1,121,685	1,008
Thai Bhat,
Expiring 12/22/2009	22,140,000	667,672	665,883	(1,789)
Thai Bhat,
Expiring 12/22/2009	20,540,000	619,935	617,761	(2,174)
Turkish Lira,
Expiring 12/1/2009	229,169	151,017	149,970	(1,047)
Turkish Lira,
Expiring 12/1/2009	862,092	575,995	564,159	(11,836)
Sales:	Proceeds ($)
Columbian Peso,
Expiring 12/22/2009	795,575,000	403,640	396,236	7,404
Columbian Peso,
Expiring 12/22/2009	76,675,000	38,902	38,188	714
Columbian Peso,
Expiring 12/22/2009	101,700,000	51,598	50,652	946
Euro,
Expiring 12/22/2009	85,000	126,672	127,622	(950)
Indonesian Rupiah,
Expiring 12/22/2009	1,341,830,000	139,122	141,295	(2,173)
Russian Ruble,
Expiring 12/11/2009	7,055,000	237,542	240,910	(3,368)
Russian Ruble,
Expiring 4/16/2010	28,680,000	941,563	957,645	(16,082)
South African Rand,
Expiring 12/22/2009	480,000	63,992	64,513	(521)
South African Rand,
Expiring 12/22/2009	6,935,000	924,543	932,081	(7,538)
Gross Unrealized Appreciation				255,735
Gross Unrealized Depreciation				(169,696)

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is accrued daily as interest income or expense. Interest rate swaps are valued daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.At November 30, 2009, the fund had no open interest rate swaps.

At November 30, 2009, accumulated net unrealized appreciation on investments was $1,874,741, consisting of $2,255,610 gross unrealized appreciation and $380,869 gross unrealized depreciation.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the increase in the Citibank, N.A. Facility to $225 million as noted in Note 2.

The Fund 35

NOTES

Dreyfus

Equity Income Fund

SEMIANNUAL REPORT November 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statement of Changes in Net Assets

16	Financial Highlights

19	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Equity Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2009, through November 30, 2009.

Evidence has continued to accumulate that the global recession is over and sustained economic recoveries have begun in the United States and worldwide. Central bank liquidity actions, accommodative monetary policies and economic stimulus programs in many different countries succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion.As 2009 draws to a close, economic policy remains stimulative in nearly every country in the world, and we expect these simultaneous stimuli to support a sustained-but-moderate global expansion in 2010.

The recovering economy has so far had a salutary impact on the U.S. stock market, as stock prices and commodity prices have risen in anticipation of renewed demand from consumers and businesses. However, for most of the reporting period, lower-quality securities led the market’s advance as investors sought bargains in the wake of economic and market turbulence. Only recently have we seen evidence that investors are focusing more intently on longer term fundamentals, suggesting to us that market leadership in 2010 may shift to higher-quality stocks and more seasoned investment managers.As always, your financial advisor can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation December 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through November 30, 2009, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2009, Dreyfus Equity Income Fund’s Class A shares produced a total return of 17.08%, Class C shares returned 16.55% and Class I shares returned 17.06%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 20.49% for the same period.2

U.S. stocks rallied as economic and market conditions stabilized in the wake of a severe recession and financial crisis.The fund produced lower returns than its benchmark, primarily due to the market’s preference during the early stages of the rally for lower-quality stocks that tend to pay low or no dividends. Performance shortfalls were especially apparent in the information technology, consumer discretionary and industrials sectors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income.When selecting securities,we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Stocks Rebounded in Anticipation of Economic Growth

In the wake of a worldwide banking crisis and recession, investor sentiment already had begun to improve by the start of the reporting period. Aggressive remedial actions by the world’s government and monetary authorities—including historically low interest rates, massive

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

economic stimulus packages, rescues of troubled corporations and injections of liquidity into the international banking system—helped repair the credit markets and fueled an economic recovery. Indeed, after four consecutive quarters of economic contraction, the U.S. economy expanded modestly during the third quarter of 2009 when manufacturing activity increased and housing markets appeared to bottom.

As investors grew more optimistic regarding future business conditions, investment capital flowed out of traditional safe havens and toward riskier financial assets with the potential for higher returns, including stocks. Relatively speculative stocks led the market rally, while dividend-paying “blue chip” companies generally lagged market averages.

Quality Bias in Security Selections Hampered Performance

Although the fund participated in the rally to a significant degree, its performance relative to the S&P 500 Index was hindered by our focus on higher-quality companies with sound business fundamentals and healthy finances. Such stocks generally underperformed their lower-quality counterparts when bargain-hunting investors sought investments that they believed had been punished too severely during the downturn. Because the fund maintains sector allocations that are roughly in line with the benchmark, such allocations had relatively little impact on performance during the reporting period.

The fund’s results trailed market averages in the information technology sector, where relatively few companies pay generous dividends. Lack of sufficient dividends prevented the fund from investing in electronics innovator Apple, which gained value due to the continued success of its smart-phone and computer products. International Business Machines (IBM) underperformed as investors turned away from traditionally defensive investments. Stronger results from consulting services provider Accenture, CLA was not enough to offset weakness in other holdings.

In the consumer discretionary sector, athletic shoes retailer Foot Locker did not rebound as robustly as its peers despite an above-average dividend yield. Discount retailers such as Ross Stores had fared well during the downturn but lagged in the rally. Among industrial companies, defense contractors Northrop Grumman, Lockheed Martin, Raytheon and General Dynamics were hurt by expectations of cuts in defense spending by the federal government. An underweighted position and

4

the poorly timed sale of heavy equipment manufacturer Caterpillar also hindered results in the industrials sector. Relative performance in the financials sector was undermined by credit rating agency Moody’s, where revenue growth slowed when the company restructured in the aftermath of the banking crisis.

The fund had more success in the materials sector, where metals-and-mining company Cliffs Natural Resources noted a marked improvement in the business conditions and an improved outlook compared with the first half of 2009 during its third quarter earnings announcement. Dow Chemical rallied sharply amid expectations of growing global demand, and International Paper gained value as the paper-and-packaging industry stabilized and commodity prices recovered. In the health care sector, Wyeth Pharmaceuticals was acquired by Pfizer, and drug distributor McKesson benefited from industry-wide efforts to contain costs. The fund also benefited from its utilities holdings, including DTE Energy and Sempra Energy.

Finding Opportunities in Recovering Markets

Toward the end of the reporting period, we began to see evidence that investor sentiment may be shifting from lower-quality stocks to companies with sound business fundamentals, including those with sustainable business practices, positive cash flows, low debt levels and high dividend yields. In our judgment, the fund’s quality-oriented investment process may be especially well suited to such an environment.

December 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2009

	Class A	Class C	Class I

Expenses paid per $1,000†	$ 8.16	$ 12.21	$ 6.80
Ending value (after expenses)	$1,170.80	$1,165.50	$1,170.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2009

	Class A	Class C	Class I

Expenses paid per $1,000†	$ 7.59	$ 11.36	$ 6.33
Ending value (after expenses)	$1,017.55	$1,013.79	$1,018.80

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2009 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)

Consumer Discretionary—8.3%
Barnes & Noble	735	17,155
Foot Locker	870	8,256
Interactive Data	295	7,534
McDonald’s	270	17,077
McGraw-Hill	140	4,194
Regal Entertainment Group, Cl. A	600	8,220
Ross Stores	215	9,456
Sherwin-Williams	125	7,605
Time Warner	500	15,360
TJX Cos.	120	4,606
VF	175	12,726
Walt Disney	420	12,692
		124,881
Consumer Staples—12.4%
Archer-Daniels-Midland	345	10,629
Campbell Soup	260	9,092
Coca-Cola	100	5,720
ConAgra Foods	420	9,320
H.J. Heinz	35	1,486
Herbalife	35	1,468
Kellogg	35	1,840
Kimberly-Clark	215	14,184
Kroger	560	12,734
Lorillard	175	13,634
McCormick & Co.	375	13,380
PepsiCo	295	18,355
Philip Morris International	210	10,099
Procter & Gamble	130	8,105
Reynolds American	235	11,741
Safeway	295	6,638
Wal-Mart Stores	510	27,821
Walgreen	295	11,473
		187,719
Energy—11.2%
BP, ADR	295	16,868
Chevron	590	46,044

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
ConocoPhillips	95	4,918
ENSCO International	125	5,500
Exxon Mobil	730	54,801
Frontline	375	10,189
Marathon Oil	295	9,623
Occidental Petroleum	45	3,636
Patterson-UTI Energy	295	4,540
Spectra Energy	350	6,794
Valero Energy	450	7,151
		170,064
Financial—13.4%
Aflac	40	1,841
American Express	120	5,020
Annaly Capital Management	1,000	18,410
Bank of America	1,149	18,212
Barclays, ADR	175	3,453
CapitalSource	470 [a]	1,725
Charles Schwab	345	6,324
Chubb	60	3,008
Deutsche Bank	95	6,944
Discover Financial Services	345	5,334
Federated Investors, Cl. B	400	10,312
Goldman Sachs Group	60	10,180
ING Groep, ADR	235 [b]	2,233
JPMorgan Chase & Co.	385	16,359
Moody’s	365	8,479
Morgan Stanley	150	4,737
OneBeacon Insurance Group, Cl. A	635	8,890
People’s United Financial	595	9,693
Progressive	400 [b]	6,708
Prudential Financial	155	7,727
Public Storage	290	23,078
Ventas	390 [a]	16,743
Wells Fargo & Co.	285	7,991
		203,401

8

Common Stocks (continued)	Shares	Value ($)

Health Care—12.7%
Aetna	365	10,625
Biovail	260	3,752
Bristol-Myers Squibb	750	18,982
CIGNA	285	9,143
Eli Lilly & Co.	640	23,507
Humana	235 [b]	9,755
IMS Health	285	6,088
Johnson & Johnson	695	43,674
McKesson	375	23,257
Pfizer	1,667	30,289
Quest Diagnostics	140	8,112
UnitedHealth Group	175	5,017
		192,201
Industrial—9.9%
3M	155	12,003
Burlington Northern Santa Fe	95	9,338
C.H. Robinson Worldwide	125	6,967
Caterpillar	125	7,299
CSX	130	6,172
Equifax	130	3,724
Expeditors International
Washington	75	2,395
General Electric	230	3,685
Joy Global	130	6,960
Lockheed Martin	175	13,515
Northrop Grumman	440	24,112
Pitney Bowes	375	8,640
Raytheon	460	23,704
Snap-On	235	8,495
Tyco International	215	7,712
Waste Management	140	4,598
		149,319
Information Technology—17.5%
Accenture, Cl. A	350	14,364
ADTRAN	365	7,712

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Analog Devices	365	10,946
Applied Materials	790	9,725
CA	155	3,425
FactSet Research Systems	130	9,405
Hewlett-Packard	195	9,567
Imation	260	2,280
Infosys Technologies, ADR	295	15,036
Intel	1,665	31,968
International Business Machines	310	39,168
Maxim Integrated Products	295	5,192
Microchip Technology	320	8,400
Microsoft	885	26,028
QUALCOMM	365	16,425
Taiwan Semiconductor Manufacturing, ADR	1,295	13,455
Telefonaktiebolaget LM Ericsson, ADR	1,040	10,130
Texas Instruments	935	23,646
Western Union	460	8,487
		265,359
Materials—4.6%
Cliffs Natural Resources	175	7,710
Dow Chemical	460	12,779
Freeport-McMoRan Copper & Gold	35 [b]	2,898
International Paper	440	11,198
Methanex	375	6,724
Monsanto	50	4,037
Reliance Steel & Aluminum	285	11,651
Walter Energy	95	6,517
Wausau Paper	600	6,090
		69,604
Telecommunication Services—3.9%
AT & T	1,040	28,018
BCE	365	9,672
Frontier Communications	695	5,490
Qwest Communications International	4,330	15,804
		58,984

10

Common Stocks (continued)	Shares	Value ($)

Utilities—5.7%
AGL Resources	215	7,428
American Water Works	125	2,780
Atmos Energy	435	11,915
DTE Energy	215	8,624
Duke Energy	365	6,088
FPL Group	345	17,930
OGE Energy	95	3,287
PG & E	320	13,549
Pinnacle West Capital	265	9,299
Sempra Energy	105	5,580
		86,480

Total Investments (cost $1,585,490)	99.6%	1,508,012
Cash and Receivables (Net)	.4%	5,378
Net Assets	100.0%	1,513,390

ADR—American Depository Receipts

a	Investment in Real Estate Investment Trust.

b	Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	17.5	Consumer Discretionary	8.3
Financial	13.4	Utilities	5.7
Health Care	12.7	Materials	4.6
Consumer Staples	12.4	Telecommunication Services	3.9
Energy	11.2
Industrial	9.9		99.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		1,585,490	1,508,012
Cash denominated in foreign currencies		565	603
Receivable for investment securities sold			149,301
Dividends receivable			6,507
Prepaid expenses			23,721
Due from The Dreyfus Corporation and affiliates—Note 3(d)			1,433
			1,689,577
Liabilities ($):
Cash overdraft due to Custodian			146,614
Accrued expenses			29,573
			176,187
Net Assets ($)			1,513,390
Composition of Net Assets ($):
Paid-in capital			1,747,295
Accumulated undistributed investment income—net			3,040
Accumulated net realized gain (loss) on investments			(159,505)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(77,440)
Net Assets ($)			1,513,390

Net Asset Value Per Share
	Class A	Class C	Class I

Net Assets ($)	1,197,235	234,664	81,491
Shares Outstanding	111,548	22,026	7,579
Net Asset Value Per Share ($)	10.73	10.65	10.75

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $173 foreign taxes withheld at source):
Unaffiliated issuers	20,137
Affiliated issuers	9
Total Income	20,146
Expenses:
Management fee—Note 3(a)	5,086
Registration fees	22,807
Auditing fees	19,681
Prospectus and shareholders’ reports	2,843
Shareholder servicing costs—Note 3(d)	2,772
Legal fees	903
Distribution fees—Note 3(c)	811
Custodian fees—Note 3(d)	657
Trustees’ fees and expenses—Note 3(b)	441
Loan commitment fees—Note 2	2
Miscellaneous	7,724
Total Expenses	63,727
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(52,785)
Less—reduction in fees due to earnings credits—Note 1(b)	(56)
Net Expenses	10,886
Investment Income—Net	9,260
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,679
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	195,608
Net Realized and Unrealized Gain (Loss) on Investments	200,287
Net Increase in Net Assets Resulting from Operations	209,547

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]

Operations ($):
Investment income—net	9,260	22,292
Net realized gain (loss) on investments	4,679	(109,661)
Net unrealized appreciation (depreciation)
on investments	195,608	(346,227)
Net Increase (Decrease) in Net Assets
Resulting from Operations	209,547	(433,596)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,323)	(18,173)
Class C Shares	(730)	(1,477)
Class I Shares	(568)	(1,177)
Class T Shares	—	(867)
Total Dividends	(8,621)	(21,694)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	111,434	141,502
Class C Shares	311,424	70,314
Class I Shares	16,471	—
Class T Shares	—	5,434
Dividends reinvested:
Class A Shares	7,077	17,485
Class C Shares	486	1,163
Class I Shares	568	1,177
Class T Shares	—	867
Cost of shares redeemed:
Class A Shares	(37,589)	(136,263)
Class C Shares	(236,685)	(34,362)
Class T Shares	—	(53,719)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	173,186	13,598
Total Increase (Decrease) in Net Assets	374,112	(441,692)
Net Assets ($):
Beginning of Period	1,139,278	1,580,970
End of Period	1,513,390	1,139,278
Undistributed investment income—net	3,040	2,401

14

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]

Capital Share Transactions:
Class Ab
Shares sold	11,114	16,231
Shares issued for dividends reinvested	734	1,724
Shares redeemed	(3,859)	(13,571)
Net Increase (Decrease) in Shares Outstanding	7,989	4,384
Class C
Shares sold	30,006	7,486
Shares issued for dividends reinvested	50	118
Shares redeemed	(22,073)	(3,223)
Net Increase (Decrease) in Shares Outstanding	7,983	4,381
Class I
Shares sold	1,754	—
Shares issued for dividends reinvested	58	117
Net Increase (Decrease) in Shares Outstanding	1,812	117
Class Tb
Shares sold	—	634
Shares issued for dividends reinvested	—	84
Shares redeemed	—	(6,276)
Net Increase (Decrease) in Shares Outstanding	—	(5,558)

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

b	On the close of business on February 4, 2009, 6,276 Class T shares representing $53,719 were converted to 6,268 Class A shares.

See notes to financial statements

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	November 30, 2009		Year Ended May 31,

Class A Shares	(Unaudited)	2009	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	9.24	13.17	15.00	12.50
Investment Operations:
Investment income—net[b]	.07	.19	.19	.16
Net realized and unrealized gain
(loss) on investments	1.49	(3.93)	(1.63)	2.56
Total from Investment Operations	1.56	(3.74)	(1.44)	2.72
Distributions:
Dividends from investment income—net	(.07)	(.19)	(.18)	(.15)
Dividends from net realized gain
on investments	—	—	(.21)	(.07)
Total Distributions	(.07)	(.19)	(.39)	(.22)
Net asset value, end of period	10.73	9.24	13.17	15.00
Total Return (%)[c]	17.08[d]	(28.60)	(9.59)	21.89[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	9.34[e]	11.74	8.79	10.66[d]
Ratio of net expenses
to average net assets	1.50[e]	1.50	1.50	1.36[d]
Ratio of net investment income
to average net assets	1.44[e]	1.95	1.38	1.18[d]
Portfolio Turnover Rate	34.02[d]	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	1,197	957	1,307	1,304

a	From July 5, 2006 (commencement of operations) to May 31, 2007.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

See notes to financial statements.

16

Six Months Ended
	November 30, 2009		Year Ended May 31,

Class C Shares	(Unaudited)	2009	2008	2007[a]

Per Share Data ($):
Net asset value, beginning of period	9.18	13.12	14.96	12.50
Investment Operations:
Investment income—net[b]	.05	.11	.09	.06
Net realized and unrealized gain
(loss) on investments	1.47	(3.92)	(1.62)	2.56
Total from Investment Operations	1.52	(3.81)	(1.53)	2.62
Distributions:
Dividends from investment income—net	(.05)	(.13)	(.10)	(.09)
Dividends from net realized gain
on investments	—	—	(.21)	(.07)
Total Distributions	(.05)	(.13)	(.31)	(.16)
Net asset value, end of period	10.65	9.18	13.12	14.96
Total Return (%)[c]	16.55[d]	(29.07)	(10.28)	21.06[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	9.76[e]	13.47	9.82	11.39[d]
Ratio of net expenses
to average net assets	2.25[e]	2.25	2.25	2.04[d]
Ratio of net investment income
to average net assets	.88[e]	1.21	.66	.47[d]
Portfolio Turnover Rate	34.02[d]	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	235	129	127	121

a	From July 5, 2006 (commencement of operations) to May 31, 2007.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	November 30, 2009		Year Ended May 31,

Class I Shares	(Unaudited)	2009	2008[a]	2007[b]

Per Share Data ($):
Net asset value, beginning of period	9.25	13.19	15.01	12.50
Investment Operations:
Investment income—net[c]	.09	.22	.22	.19
Net realized and unrealized gain
(loss) on investments	1.49	(3.95)	(1.62)	2.56
Total from Investment Operations	1.58	(3.73)	(1.40)	2.75
Distributions:
Dividends from investment income—net	(.08)	(.21)	(.21)	(.17)
Dividends from net realized gain
on investments	—	—	(.21)	(.07)
Total Distributions	(.08)	(.21)	(.42)	(.24)
Net asset value, end of period	10.75	9.25	13.19	15.01
Total Return (%)	17.06[d]	(28.35)	(9.40)	22.17[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	9.17[e]	11.55	8.78	10.63[d]
Ratio of net expenses
to average net assets	1.25[e]	1.25	1.25	1.13[d]
Ratio of net investment income
to average net assets	1.67[e]	2.19	1.63	1.44[d]
Portfolio Turnover Rate	34.02[d]	29.06	14.52	28.54[d]
Net Assets, end of period ($ x 1,000)	81	53	75	82

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.

b	From July 5, 2006 (commencement of operations) to May 31, 2007.

c	Based on average shares outstanding at each month end.

d	Not annualized.

e	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective seeks total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 77,168 Class A, 4,212 Class C and 4,318 Class I shares of the fund.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs

20

and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

	Level 2—Other	Level 3—
Level 1—	Significant	Significant
Unadjusted	Observable	Unobservable
Quoted Prices	Inputs	Inputs	Total

Assets ($) Investments in Securities: Equity Securities—

Domestic†	1,419,745	—	—	1,419,745
Equity Securities—
Foreign†	88,267	—	—	88,267

† See Statement of Investments for industry classification.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the

22

“Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $121,261 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2009 was as follows: ordinary income $21,694. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and effective December 10, 2009, was further increased to $225 million.The fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 1, 2010, so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $52,785 during the period ended November 30, 2009.

(b) Prior to January 1, 2010, each Board member received $45,000 per year, plus $6,000 for each joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-end Funds”) attended, $2,000 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that were conducted by telephone. Effective January 1, 2010, the Board Group

24

Open-end Funds will pay each Board member who is not an “interested person” of the Trust (as defined in the 1940 Act) $60,000 per annum, plus $7,000 per joint Board Group Open-end Funds Board meeting attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone.The Board Group Open-end Funds also reimburse each Board member who is not an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings prior to January 1, 2010, the Chair of the compensation committee received $900 per compensation committee meeting, and, effective January 1, 2010, the Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-end Funds and Dreyfus HighYield Strategies Fund, the $2,000 or $1,500 fee (prior to January 1, 2010) or the $2,500 or $2,000 fee (effective January 1, 2010), as applicable, is allocated between the Board Group Open-end Funds and Dreyfus High Yield Strategies Fund. The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by theTrust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable by certain other series of the Trust to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended November 30, 2009, the Distributor retained $84 from commissions earned on sales of the fund’s Class A shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net assets of Class C shares. During the period ended November 30, 2009, Class C shares were charged $811, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2009, Class A and Class C shares were charged $1,332 and $270, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who had no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $708 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $56 pursuant to the

26

cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2009, the fund was charged $657 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,038,Rule 12b-1 distribution plan fees $258,shareholder services plan fees $330, custodian fees $604, chief compliance officer fees $4,454 and transfer agency per account fees $130, which are offset against an expense reimbursement currently in effect in the amount of $8,247.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended November 30, 2009, amounted to $634,508 and $440,893, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009. These disclosures did not impact the notes to the financial statements.

At November 30, 2009, accumulated net unrealized depreciation on investments was $77,478, consisting of $106,051 gross unrealized appreciation and $183,529 gross unrealized depreciation.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the increase in the Citibank, N.A. Facility to $225 million as noted in Note 2.

28

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak

Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak

Bradley J. Skapyak,
President

Date:	January 19, 2010

By:	/s/ James Windels

James Windels,
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)